Taxation	12 Months Ended
Dec. 31, 2024
Taxation [Abstract]
TAXATION
16.	TAXATION

Value added tax (“VAT”)

GF Cash (CIT) and AI R&I are subsidiaries operating in Thailand, which are subject to a statutory VAT of 7% for services in Thailand. Shenzhen GFAI, InnoAI, Guangzhou GFAI and Beijing Wanjia are the subsidiaries operating in the PRC, which are subject to a statutory VAT of 13% for goods delivered and rental provided, 6% for services provided and 9% for construction projects in the PRC. The output VAT is charged to customers who receive services from the Company and the input VAT is paid when the Company purchases goods and services from its vendors. The input VAT can be offset against the output VAT. The VAT payable is presented on the balance sheets when input VAT is less than the output VAT. A recoverable balance is presented on the balance sheets when input VAT is larger than the output VAT.

Income taxes

Cayman Islands

The Company is incorporated in the Cayman Islands. Under the current laws of the Cayman Islands, the Company is not subject to income or capital gains taxes. In addition, dividend payments are not subject to withholding tax in the Cayman Islands.

British Virgin Islands

The Company’s subsidiary incorporated in the BVI is not subject to taxation.

The Organization for Economic Co-operation and Development (OECD) published the International Tax Reform- Pillar Two Model Rules (“ Pillar Two”), derived from the digitization of the economy, global model rules against base erosion and profit shifting. The rules are designed to ensure that large multinational companies within the scope of the rules pay a minimum level of tax on income generated in a specified period in each jurisdiction where they operate. The rules apply a system of top-up taxation that raises the total amount of tax paid on an entity’s excess profits in a jurisdiction to the minimum rate of 15%

The Company has analyzed the potential exposure of the Pillar Two rules, concluding that there is not any impact on the Company’s consolidated financial statement as of and for the year ended December 31, 2024 and the Company also expects no significant impacts of Pillar Two in the coming years basically due to the following: As of December 31, 2024, the consolidated Company’s revenue did not exceed EUR 750 million in at lease two our of the last four years. And the Company has no expectation of obtain an effective tax rate of 15% or less in Peru, Colombia or Mexico in the coming years.

The Company’s operating subsidiaries incorporated in different tax jurisdiction are subject to different corporate income tax rate as follows:

Corporate income tax rate
Hong Kong	16.5%
Singapore	17.0%
Thailand	20.0%
Malaysia	24.0%
Macau	12.0%
United States	21.0%
Australia	0.0%
United Arab Emirates	25.0%
United Kingdom	19.0%
South Korea	25.0%
Japan	23.2%
Canada	15.0%
Vietnam	20.0%
China	25.0%
China-Preferential tax	15.0%

Pre-tax profit (loss) from continuing operations, by jurisdiction, for the years ended December 31, 2024, 2023 and 2022 is as follows:

	For the years ended December 31,
	2024	2023	2022
Cayman Islands	$(3,518,091)	$(4,100,487)	$(4,302,089)
BVI	(12,427)	(16,537)	(17,811)
Hong Kong	3,315,700	(10,805,695)	(3,245,238)
Singapore	(98,922)	(180,619)	(160,228)
Thailand	(134,639)	(2,852,376)	(5,826,236)
Malaysia	(163,664)	(2,761,202)	(478,658)
Macau	(73,618)	(193,865)	(161,513)
United States	(162,279)	(321,399)	(572,088)
Australia	-	15,199	(15,199)
United Arab Emirates (UAE)	-	(22,157)	(72,036)
United Kingdom	-	1,350	(1,350)
South Korea	(9,813)	(11,236)	(20,029)
Japan	(10,107)	(189,773)	(77,055)
Canada	-	3,418	(2,997)
Vietnam	-	17,123	(17,123)
China	(5,141,484)	(7,770,944)	(3,501,768)
	$(6,009,344)	$(29,189,200)	$(18,471,418)

The components of the income tax provision are:

	For the years ended December 31,
	2024	2023	2022
Current income tax expense	$-	$-	$-
Deferred income tax expense (benefit)	(125,925)	434,320	132,208
Total income tax (benefit) expense	$(125,925)	$434,320	$132,208

The Company’s income tax expense (benefit) is entirely derived from Thailand, and the reconciliation between the statutory tax rate to income before income taxes and the actual provision for income taxes is as follows:

	For the years ended December 31,
	2024	2023	2022
(Loss) Profit before income tax expense*	$(134,639)	$(994,531)	$(3,840,120)
Thailand income tax statutory rate	20%	20%	20%
Income tax at statutory tax rate	(26,928)	(198,906)	(768,024)
Deferred tax assets not recognized	(190,194)	713,468	768,024
Permanent differences	91,197	(80,242)	132,208
Income tax expense (benefit)	$(125,925)	$434,320	$132,208

*	This amount represents profit before income tax after adjustments for non-deductible and non-taxable expense items from the Thailand operating entity.

Deferred tax assets and liabilities are comprised of the following:

	As of December 31,
	2024	2023
Provision for employee benefits	$1,105,558	$982,013
Net operating loss carried forward	358,575	893,693
Valuation allowance	-	(724,866)
Deferred tax assets	1,464,133	1,150,840
Less:
Deferred tax liabilities - finance leases	(182,602)	(65,363)
Deferred tax assets, net	$1,281,531	$1,085,477